Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000217028
Shareholder Report [Line Items]
Class Name	Class A Shares
Trading Symbol	PAPAX
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.princetonadaptivepremiumfund.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$183	1.79%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.79%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 23, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,954,704
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,954,704
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	5.2%
U.S. Government & Agencies	94.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.7%
Money Market Funds	4.7%
U.S. Treasury Obligations	86.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.6100%, 07/21/26	15.2%
United States Treasury Bill, 2.8900%, 05/05/26	9.2%
United States Treasury Bill, 3.3200%, 05/12/26	8.2%
United States Treasury Bill, 3.6100%, 07/14/26	8.1%
United States Treasury Bill, 3.5400%, 06/02/26	7.4%
United States Treasury Bill, 3.5600%, 06/09/26	7.4%
United States Treasury Bill, 3.5000%, 05/26/26	6.6%
United States Treasury Bill, 3.6200%, 06/23/26	5.1%
United States Treasury Bill, 3.6300%, 06/30/26	5.1%
United States Treasury Bill, 3.6200%, 07/07/26	5.1%

C000217027
Shareholder Report [Line Items]
Class Name	Class I Shares
Trading Symbol	PAPIX
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.princetonadaptivepremiumfund.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$158	1.54%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.54%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 23, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,954,704
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,954,704
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	5.2%
U.S. Government & Agencies	94.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.7%
Money Market Funds	4.7%
U.S. Treasury Obligations	86.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.6100%, 07/21/26	15.2%
United States Treasury Bill, 2.8900%, 05/05/26	9.2%
United States Treasury Bill, 3.3200%, 05/12/26	8.2%
United States Treasury Bill, 3.6100%, 07/14/26	8.1%
United States Treasury Bill, 3.5400%, 06/02/26	7.4%
United States Treasury Bill, 3.5600%, 06/09/26	7.4%
United States Treasury Bill, 3.5000%, 05/26/26	6.6%
United States Treasury Bill, 3.6200%, 06/23/26	5.1%
United States Treasury Bill, 3.6300%, 06/30/26	5.1%
United States Treasury Bill, 3.6200%, 07/07/26	5.1%